Warrants Liability (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of fair black scholes warrants liability
	June 30, 2024	December 31, 2023
Share price	$0.16	$0.92
Exercise price	$4.26	$4.26
Expected dividend yield	-	-
Risk free interest rate	4.02	3.91%
Expected life	1.10	1.60
Expected volatility	70%	66%